Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 6,736,654	$ 7,588,901	$ 7,449,759
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	980,514	1,040,207	1,190,393
Amortization of premiums and accretion of discounts on investment securities, net	2,536,692	1,208,954	405,017
Stock compensation expense	186,425	117,300	115,000
Provision for loan losses	(65,056)	556,687	923,397
Gain on sale of securities	(112,881)	(17,503)	(14,542)
Federal Home Loan Bank stock dividends	(13,000)	(4,500)	(8,400)
Deferred income tax expense (benefit)	673,977	(86,251)	307,920
Net writedown on other real estate owned	226,828	156,053	824,059
(Increase) decrease in accrued interest receivable	(792,128)	(58,124)	262,116
Increase in cash surrender value life insurance	(756,689)	(786,043)	(784,425)
Gain on BOLI death benefits			(623,774)
Increase (decrease) in accrued interest payable	19,373	(10,722)	(8,796)
Increase in deferred compensation liability	490,803	508,930	489,746
Net change in other operating assets and liabilities	(32,599)	188,128	(837,072)
Net cash provided by operating activities	10,078,913	10,402,017	9,690,398
Cash flows from investing activities
Proceeds from calls, paydowns and maturities of securities available-for-sale	130,181,028	41,493,768	12,944,631
Proceeds from calls of securities held-to-maturity	172,359,945	47,853,733
Proceeds from sales of securities available-for-sale	764,023	5,758,795	18,004,518
Purchases of investment securities available-for-sale	(379,291,499)	(135,229,379)
Purchases of bank premises, furniture, fixtures and equipment	(988,907)	(455,668)	(1,807,469)
Proceeds from sale of other real estate owned	1,090,031	1,192,328	1,749,721
Net (increase) decrease in interest bearing deposits with other banks	(6,335,405)	19,213,446	(60,797,123)
Proceeds from redemption of Federal Home Loan Bank Stock		150,700	1,292,600
Purchases of Federal Home Loan Bank Stock	(3,600)
Proceeds from death benefits of bank owned life insurance			1,269,560
Net decrease (increase) in loans	30,837,979	(40,117,134)	(4,110,312)
Net cash used by investing activities	(51,386,405)	(60,139,411)	(31,453,874)
Cash flows from financing activities
Net increase in deposits	6,749,953	57,310,894	41,464,098
Net decrease in federal funds purchased			(27,500,000)
Net change in securities sold under agreement to repurchase	45,984,731	(10,128,588)	32,005,989
Proceeds from exercise of stock options		27,000
Stock repurchase		(390,205)
Excess tax benefit on stock option exercises		1,001
Dividends paid to stockholders	(4,686,325)	(4,540,748)	(4,341,076)
Federal Home Loan Bank advance payments			(13,500,000)
Net cash provided by financing activities	48,048,359	42,279,354	28,129,011
Net increase (decrease) in cash and due from banks	6,740,867	(7,458,040)	6,365,535
Cash and due from banks, beginning of year	14,947,690	22,405,730	16,040,195
Cash and due from banks, end of year	21,688,557	14,947,690	22,405,730
Supplemental disclosures of cash flow information
Cash paid for Interest	3,078,184	3,087,601	3,027,090
Income taxes	1,692,201	2,301,698	2,460,014
Noncash disclosures
Real estate acquired by foreclosure	$ 2,187,125	$ 869,564	2,874,173
Transfers of securities from available-for-sale to held-to-maturity			$ 222,322,423